Note 20 - Subsequent Event - Unaudited Pro Forma Combined Consolidated Condensed Balance Sheet (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and due from banks		$ 31,395,000	$ 22,421,000
Fed funds sold		1,100,000	1,329,000
Cash and cash equivalents		32,495,000	23,750,000
Investment securities available for sale, at fair value		114,376,000	146,520,000
Loans held for sale		634,000	1,107,000
Financing Receivable Gross		609,140,000	533,710,000
Less allowance for loan and lease losses		6,598,000	6,385,000	$ 6,846,000
Net loans		602,542,000	527,325,000
Premises and equipment, net		11,203,000	9,772,000
Goodwill		4,559,000	4,559,000
Core deposit intangibles		36,000	76,000
Bank owned life insurance		13,540,000	13,141,000
Other real estate owned		934,000	1,412,000
Accrued interest and other assets		7,502,000	7,477,000
TOTAL ASSETS		787,821,000	735,139,000
Noninterest-bearing demand		133,630,000	116,498,000
Interest-bearing demand		59,560,000	57,219,000
Money market		74,940,000	78,856,000
Savings		172,370,000	180,653,000
Time		189,434,000	191,221,000
Total deposits		629,934,000	624,447,000
Short-term borrowings		68,359,000	35,825,000
Other borrowings		9,437,000	9,939,000
Accrued interest and other liabilities		3,131,000	2,624,000
TOTAL LIABILITIES		710,861,000	672,835,000
Common stock		47,943,000	36,191,000
Retained earnings		41,334,000	37,236,000
Accumulated other comprehensive income	[1]	1,201,000	2,395,000
Treasury stock		(13,518,000)	(13,518,000)
TOTAL STOCKHOLDERS' EQUITY		76,960,000	62,304,000	$ 63,867,000	$ 53,473,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		787,821,000	$ 735,139,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [member] | Pro Forma [Member]
Cash and due from banks		52,718,000
Fed funds sold		1,100,000
Cash and cash equivalents		53,818,000
Investment securities available for sale, at fair value		113,796,000
Loans held for sale		992,000
Financing Receivable Gross		807,450,000
Less allowance for loan and lease losses		6,598,000
Net loans		800,852,000
Premises and equipment, net		11,535,000
Goodwill		13,807,000
Core deposit intangibles		3,123,000
Bank owned life insurance		15,193,000
Other real estate owned		934,000
Accrued interest and other assets		10,310,000
TOTAL ASSETS		1,024,360,000
Noninterest-bearing demand		171,711,000
Interest-bearing demand		83,759,000
Money market		170,155,000
Savings		182,364,000
Time		220,697,000
Total deposits		828,686,000
Short-term borrowings		68,359,000
Other borrowings		21,437,000
Accrued interest and other liabilities		7,434,000
TOTAL LIABILITIES		925,916,000
Common stock		69,502,000
Retained earnings		41,259,000
Accumulated other comprehensive income		1,201,000
Treasury stock		(13,518,000)
TOTAL STOCKHOLDERS' EQUITY		98,444,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 1,024,360,000

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.